Earnings Per Share - Summary of Diluted Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Net income attributable to owners of the Company	R$ 155,467	R$ 548,379	R$ 670,251
Number of existing shares at the end of restructuring	865,660,042	865,660,042	865,660,042
Adjustment for stock options and restricted shares (a)	8,124,575	1,529,528	1,282,312
Weighted average number of common shares for diluted earnings per share calculation purposes	873,784,617	867,189,570	866,942,354
Diluted earnings per share	R$ 0.1779	R$ 0.6324	R$ 0.7731